SAFE Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Simple Agreement For Future Equity Note [Line Items]
SAFE Notes
9. SAFE Notes
From December 2023 through May 2024, the Company issued a series of SAFE Notes to multiple investors for total cash proceeds of $24.0 million comprising $1.4 million in 2023 and $22.6 million in 2024 with identical terms for each issuance. Management evaluated the SAFE Notes under ASC 480,
Distinguishing Liabilities from Equity
, and determined that they are a liability under ASC 480, do not meet the definition of a derivative, and do not qualify for equity classification. Given the variation in possible share prices of the future equity financing, the SAFE Notes represent an obligation to issue a variable number of shares for a fixed monetary amount. Accordingly, the SAFE Notes are accounted for as nonderivative financial liabilities, initially recognized at fair value with subsequent remeasurement at each reporting date. Any changes in fair value will be recognized in earnings and any issuance costs related to the SAFE Notes will be expensed immediately as incurred. During the nine months ended September 30, 2024 a loss of $0.4 million was recognized from
the remeasurement of the SAFE Notes.
On December 27, 2024, the Company settled the SAFE Notes with total aggregate face amount of $24.0 million. Upon settlement, the SAFE Notes were measured at a fair value of $26.4 million and exchanged for 22,869,771 shares of Series
C-1
convertible redeemable preferred stock. The carrying amount of the SAFE Notes was derecognized and the new shares of Series
C-1
convertible redeemable preferred stock were recorded within temporary equity at fair value. The Company remeasured the SAFE Notes at the date of settlement and recorded a loss of $1.9 million dollars, resulting in an aggregate loss of $2.4 million for the year ended December 31, 2024.

10. SAFE Notes
From December 2023 through May 2024, the Company issued a series of SAFE Notes to multiple investors for total cash proceeds of $24.0 million comprising $1.4 million in 2023 and $22.6 million in 2024 with identical terms for each issuance. The SAFE Notes allow investors to purchase equity at a negotiated fixed price now with the investor receiving equity in the future with no set time for conversion. The SAFE Notes will convert on a qualifying equity financing event, as further described below, if such equity financing is consummated. The SAFE Notes generally focus on equity rounds, however, there are terms included for a liquidity event (as further described below) or dissolution event, which allow for conversion into equity or cash at the option of the holder under certain circumstances. The Company determined that the SAFE Notes are freestanding financial instruments and do not have a legal form of an outstanding share or legal form debt (i.e., no creditors’ rights).
Management evaluated the SAFE Notes under ASC 480,
Distinguishing Liabilities from Equity
, and determined that they are a liability under ASC 480, do not meet the definition of a derivative, and do not qualify for equity classification. Given the variation in possible share prices of the future equity financing, the SAFE Notes represent an obligation to issue a variable number of shares for a fixed monetary amount. Accordingly, the SAFE Notes are accounted for as nonderivative financial liabilities, initially recognized at fair value with subsequent remeasurement at each reporting date. Any changes in fair value will be recognized in earnings and any issuance costs related to the SAFE Notes will be expensed immediately as incurred.
The SAFE Notes grant the holder the right to shares of convertible redeemable preferred stock in the case of a qualifying equity financing event at a 20% discount to the share price offered to other investors in the round. In case of a liquidation or dissolution event, the holder is entitled to a share of the proceeds, and the liquidation priority is the same as
non-participating
convertible redeemable preferred stock. These instruments are terminated either when the Company issues convertible redeemable preferred stock to the investor or a liquidation or dissolution event.
On December 27, 2024, the Company settled the SAFE Notes with total aggregate face amount of $24.0 million. Upon settlement, the SAFE Notes were measured at a fair value of $26.4 million and exchanged for 22,869,771 shares of Series
C-1
convertible redeemable preferred stock. The carrying amount of the SAFE Notes was derecognized and the new shares of Series
C-1
convertible redeemable preferred stock were recorded within temporary equity at fair value. As a result of the remeasurement adjustments recorded during 2024 and ultimate settlement, a loss of $2.4 million was recognized during the year ended December 31, 2024.